INCOME TAXES (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 HKD ($)
Hong Kong | Assessable profits of first HKD$2 million
INCOME TAXES
Assessable profits	$ 2
Income tax rate	8.25%
Hong Kong | Assessable profits above HKD$2 million
INCOME TAXES
Assessable profits	$ 2
Income tax rate	16.50%
PRC
INCOME TAXES
Income tax rate	25.00%
PRC | Horgos Baosheng
INCOME TAXES
Preferential income tax rate	0.00%
PRC | Kashi Baosheng
INCOME TAXES
Preferential income tax rate	0.00%
Preferential income tax extension term	5 years
PRC | Baosheng Technology
INCOME TAXES
Preferential income tax rate	0.00%
Preferential income tax rate term	5 years